WBI BullBear Value 3000 ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 93.3%
	Banks - 9.2%
52,879	Synovus Financial Corp.	$2,320,859
36,094	US Bancorp	2,145,428

		4,466,287

	Capital Goods - 12.2%
15,533	Allegion PLC - ADR(c)	2,053,152
5,751	Deere & Co. +	1,926,987
7,053	Parker-Hannifin Corp.	1,972,160

		5,952,299

	Commercial & Professional Services - 4.1%
13,412	Waste Management, Inc.	2,003,216

	Consumer Services - 3.0%
13,260	Starbucks Corp.	1,462,711

	Diversified Financials - 8.9%
11,936	Capital One Financial Corp.	1,933,274
109,133	FS KKR Capital Corp.	2,405,291

		4,338,565

	Food & Staples Retailing - 4.2%
14,682	Walmart, Inc.	2,046,377

	Food, Beverage & Tobacco - 8.3%
13,115	PepsiCo, Inc.	1,972,627
26,471	Tyson Foods, Inc. - Class A	2,089,621

		4,062,248

	Health Care Equipment & Services - 4.8%
19,501	AmerisourceBergen Corp.	2,329,394

	Household & Personal Products - 1.6%
5,476	Procter & Gamble Company	765,545

	Insurance - 6.5%
8,049	Hartford Financial Services Group, Inc.	565,442
3,230	Marsh & McLennan Companies, Inc.	489,119
34,096	MetLife, Inc.	2,104,746

		3,159,307

	Materials - 2.0%
21,327	CRH PLC - ADR(c)	996,824

	Media & Entertainment - 5.8%
4,380	Facebook, Inc. *	1,486,528
2,199	Netflix, Inc. *	1,342,138

		2,828,666

	Retailing - 11.6%
664	Amazon.com, Inc. *	2,181,266
43,387	Kohl’s Corp.	2,043,094
13,120	Ross Stores, Inc.	1,428,112

		5,652,472

	Semiconductors & Semiconductor Equipment - 5.6%
2,685	Broadcom, Inc.	1,302,037
20,477	Micron Technology, Inc.	1,453,458

		2,755,495

	Software & Services - 5.5%
5,061	Microsoft Corp.	1,426,797
937	Shopify, Inc. - ADR,*(c)	1,270,366

		2,697,163

	TOTAL COMMON STOCKS (Cost $46,099,625)	45,516,569

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 5.0%
2,422,159	U.S. Bank Money Market Deposit Account, 0.00% (d)	2,422,159

	TOTAL SHORT TERM INVESTMENTS (Cost $2,422,159)	2,422,159

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.0%
1,955,754	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(b)	1,955,754

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,955,754)	1,955,754

	TOTAL INVESTMENTS - 102.3% (Cost $50,477,538)	49,894,482
	Liabilities in Excess of Other Assets - (2.3)%	(1,099,692)

	NET ASSETS - 100.0%	$48,794,790

PLC Public Limited Company

ADR American Depository Receipt

*	Non-income producing security.
+	All or portion of this security is on loan as of September 30, 2021. Total value of securities on loan is $1,830,487.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 6.25%, Canada: 2.60%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.